COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Litigation — Newcastle is, from time to time, a defendant in legal actions from transactions conducted in the ordinary course of business including governmental and administrative proceedings concerning employment, labor, environmental and other claims. Management, after consultation with legal counsel, believes the ultimate liability arising from such actions, individually and in the aggregate, which existed at December 31, 2013, if any, will not materially affect Newcastle’s consolidated results of operations, financial position or cash flow.

Environmental Costs — As a commercial real estate owner, Newcastle is subject to potential environmental costs. At December 31, 2013, management of Newcastle is not aware of any environmental concerns that would have a material adverse effect on Newcastle’s consolidated financial position or results of operations.

Debt Covenants —Newcastle’s debt obligations contain various customary loan covenants. See Note 14.

Subprime Securitizations — Newcastle has no obligation to repurchase any loans from either of its subprime securitizations. Therefore, it is expected that Newcastle’s exposure to loss is limited to the carrying amount of its retained interests in the securitization entities (Note 7). A subsidiary of Newcastle’s gave limited representations and warranties with respect to the second securitization; however, it has no assets and does not have recourse to the general credit of Newcastle.

Operating lease obligations – Mediaoperating lease commitments are primarily for office space and equipment. Certain office space leases provide for rent adjustments relating to changes in real estate taxes and other operating costs. The lease terms range up to 99 years and typically contain renewal options. Rental expense amounted to $0.6 million for the period from November 26, 2013 through December 31, 2013 and is included in discontinued operations on the consolidated statements of income.

The Golf business leases substantially all of its golf courses and related facilities under long-term operating leases, including triple net leases. In addition to minimum payments, certain leases require the payment of the excess of various percentages of gross revenue or net operating income over the minimum rental payments. The triple net leases require the payment of taxes assessed against the leased property and the cost of insurance and maintenance. The majority of the lease terms range from 10 to 20 years and, typically, the leases contain renewal options. Certain leases include minimum scheduled increases in rental payments at various times during the term of the lease. These scheduled rent increases are recognized on a straight-line basis over the term of the lease, resulting in an accrual, which is included in other long-term liabilities, for the amount by which the cumulative straight-line rent exceeds the contractual cash rent.

The Golf business is required to maintain bonds under certain third-party agreements, as requested by certain utility providers, and under the rules and regulations of licensing authorities and other governmental agencies. Golf had bonds outstanding of approximately $0.9 million as of December 31, 2013.

The future minimum rental commitments under non-cancellable leases from continuing operations, net of subleases, as of December 31, 2013 were as follows:

For the years ending December 31:
2014	$41,648
2015	39,489
2016	34,600
2017	32,059
2018	26,810
Thereafter	242,077
Total Minimum lease payments	$416,683

Membership Deposit Liability – In the Golf business, members are required to pay an initiation deposit upon their acceptance as a member to a private club. In most cases, membership deposits are fully refundable after a fixed number of years, typically 30 years. As of December 31, 2013, the total face amount of membership deposits was approximately $235.0 million.

Restricted Cash – Restricted cash at December 31, 2013 in the aggregate amount of $3.5 million is used as cash collateral for certain business operations, as well as credit enhancement for Golf’s obligations related to the performance of lease agreements and certain insurance claims.